Average Annual Total Returns{- Investor Freedom Income® Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom Income® Portfolio	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0199 Past 1 year	F0199 Past 5 years	F0199 Past 10 years
Total	10.40%	6.53%	4.93%	7.51%	4.44%	3.84%	8.61%	5.87%	4.67%